JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

April 8, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the
JPMorgan Tax Aware Equity Fund (the “Fund”)
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”) exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the amended risk/return summary information in the prospectus for the Fund dated February 28, 2011, as filed under Rule 497(e) on March 22, 2011.

Please contact the undersigned at 614-248-7598 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

cc:	Vincent Di Stefano

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase